Income and Expenses Relating to Life Insurance Operations - Gains or Losses Relating to Variable Annuity and Variable Life Insurance Contracts (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Life insurance premiums and related investment income
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Unrealized Gains Loss On Derivative Instruments
Variable Annuity and Variable Life Insurance Contracts
Life insurance premiums and related investment income
Net realized and unrealized gains or losses from investment assets	¥ 40,821	¥ (2,312)	¥ 8,501
Net gains or losses from derivative contracts	(3,568)	(1,360)	(1,520)
Life insurance costs
Changes in the fair value of the policy liabilities and policy account balances	3,208	(35,097)	(67,984)
Insurance costs recognized for insurance and annuity payouts as a result of insured events	26,997	28,754	69,727
Changes in the fair value of the reinsurance contracts	1,890	538	1,083
Variable Annuity and Variable Life Insurance Contracts | Futures
Life insurance premiums and related investment income
Net gains or losses from derivative contracts	(3,046)	(855)	(1,075)
Variable Annuity and Variable Life Insurance Contracts | Foreign exchange contracts
Life insurance premiums and related investment income
Net gains or losses from derivative contracts	¥ (522)	¥ (505)	¥ (445)